Currency translation rates (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Currency Translation Rates [Line Items]
Disclosure of foreign exchange rates [text block]
	Spot rate		Average rate
	As of		For the year ended
	31.12.17	31.12.16	31.12.17	31.12.16	31.12.15
1 USD	0.97	1.02	0.98	0.99	0.97
1 EUR	1.17	1.07	1.12	1.09	1.06
1 GBP	1.32	1.26	1.28	1.32	1.47
100 JPY	0.86	0.87	0.88	0.91	0.80
1 Monthly income statement items of foreign operations with a functional currency other than the Swiss franc are translated with month-end rates into Swiss francs. Disclosed average rates for a year represent an average of 12 month-end rates, weighted according to the income and expense volumes of all foreign operations of the Group with the same functional currency for each month. Weighted average rates for individual business divisions may deviate from the weighted average rates for the Group.

UBS AG
Disclosure Currency Translation Rates [Line Items]
Disclosure of foreign exchange rates [text block]
	Spot rate		Average rate[1]
	As of		For the year ended
	31.12.17	31.12.16	31.12.17	31.12.16	31.12.15
1 USD	0.97	1.02	0.98	0.99	0.97
1 EUR	1.17	1.07	1.12	1.09	1.06
1 GBP	1.32	1.26	1.28	1.32	1.47
100 JPY	0.86	0.87	0.88	0.91	0.80
1 Monthly income statement items of foreign operations with a functional currency other than the Swiss franc are translated with month-end rates into Swiss francs. Disclosed average rates for a year represent an average of 12 month-end rates, weighted according to the income and expense volumes of all foreign operations with the same functional currency for each month. Weighted average rates for individual business divisions may deviate from the weighted average rates for UBS AG.